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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07288

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:    9/30
                          ------------------

Date of reporting period:   6/30/07
                          ------------------

ITEM 1. PROXY VOTING RECORDS.



INSTITUTIONAL FIDUCIARY TRUST

Ticker:       INFXX          Security ID:  457756500
Meeting Date: MAY 11, 2007   Meeting Type: Special
Record Date:  JAN 5, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Harris J. Ashton            For       Echo       Management
                                                          Vote
1.2   Elect Trustee Robert F. Carlson           For       Echo       Management
                                                          Vote
1.3   Elect Trustee Sam L. Ginn                 For       Echo       Management
                                                          Vote
1.4   Elect Trustee Edith E. Holiday            For       Echo       Management
                                                          Vote
1.5   Elect Trustee Frank W. T. LaHaye          For       Echo       Management
                                                          Vote
1.6   Elect Trustee Frank A. Olson              For       Echo       Management
                                                          Vote
1.7   Elect Trustee Larry D. Thompson           For       Echo       Management
                                                          Vote
1.8   Elect Trustee John B. Wilson              For       Echo       Management
                                                          Vote
1.9   Elect Trustee Charles B. Johnson          For       Echo       Management
                                                          Vote
1.10  Elect Trustee Gregory E. Johnson          For       Echo       Management
                                                          Vote
2     Approve Conversion to Series of Delaware  For       Echo       Management
      Business Trust                                      Vote
3     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
4     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
5     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
6     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
7     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
8     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
9     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
10    Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
11    Approve Elimination of Fundamental        For       Echo       Management
      Investment Policy                                   Vote
12    Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote

For all items above, voted shares in the same proportion as the vote of all other shareholders.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By (Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2007
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* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.